Short Term Investments - Available for Sale - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Short term investments average maturity period	1 year 8 months 12 days	1 year 7 months 6 days